Stock-Based Compensation Plans - Summary of RSU Activity (Details) - Restricted Stock Units (RSUs)	9 Months Ended
Sep. 30, 2020 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Restricted Stock Units [Roll Forward]
Beginning balance (in shares) | shares	0
Granted (in shares) | shares	3,915,150
Exercised (in shares) | shares	0
Forfeited and canceled (in shares) | shares	(25,293)
Ending balance (in shares) | shares	3,889,857
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	11.86
Exercised (in dollars per share) | $ / shares	0
Forfeited and canceled (in dollars per share) | $ / shares	8.50
Ending balance (in dollars per share) | $ / shares	$ 11.88